8. Accrued Expenses (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accrued expenses	$ 1,863,096	$ 1,686,841	$ 1,144,142
Accrued Operating Expenses [Member]
Accrued expenses	798,752	854,056	240,941
Accrued Wages and Related Expenses [Member]
Accrued expenses	402,710	487,327	490,961
Accrued Interest [Member]
Accrued expenses	44,635	0	10,958
Accrued Sales Tax Payable [Member]
Accrued expenses	$ 616,999	$ 345,458	$ 401,282